LOSS PER COMMON SHARE	9 Months Ended
Sep. 30, 2021
Earnings Per Share [Abstract]
LOSS PER COMMON SHARE

NOTE 8 – LOSS PER COMMON SHARE

The basic net loss per common share is calculated by dividing the Company's net loss available to common shareholders by the weighted average number of common shares during the year. The diluted net loss per common share is calculated by dividing the Company's net loss available to common shareholders by the diluted weighted average number of common shares outstanding during the year. The diluted weighted average number of common shares outstanding is the basic weighted number of common shares adjusted for any potentially dilutive debt or equity. Common shares consisting of common stock warrants, stock options and restricted stock units totaling 13,641,017 shares as of September 30, 2021, and Series A and Series B preferred stock of 1,191,388 and 1,105,827, respectively, convertible into 5,743,175 shares of common stock as of September 30, 2021, and any potential shares issuable under the anti-dilution warrants discussed above were excluded from the calculation of diluted net loss per share due to their antidilutive effect. There were no dilutive instruments outstanding as of September 30, 2020.

	Three months	Three months	Nine months	Period ended
	September 30, 2021	September 30, 2020	September 30, 2021	September 30, 2020

Numerator:

Net loss	$(5,890,555)	$(304,559)	$(25,345,840)	$(376,657)

Denominator:

Denominator for basic and diluted net loss per common share - weighted average of common shares	2,303,508	125,687	2,121,129	51,520

Basic and diluted net loss per common share	$(2.55)	$(2.42)	$(11.95)	$(7.31)